SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended
	March 31, 2024	March 31, 2023

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$824,229	$798,910
Diversified Fresh Produce — EMEA	853,598	798,100
Diversified Fresh Produce — Americas & ROW	476,882	422,751
Total segment revenue	2,154,709	2,019,761
Intersegment revenue	(33,335)	(30,594)
Total consolidated revenue, net	$2,121,374	$1,989,167

Segment Adjusted EBITDA:
Fresh Fruit	$69,435	$69,211
Diversified Fresh Produce — EMEA	25,959	23,406
Diversified Fresh Produce — Americas & ROW	14,705	7,770
Adjustments:
Income tax expense	(34,401)	(10,994)
Interest expense	(17,948)	(21,712)
Depreciation	(21,848)	(24,303)
Amortization of intangible assets	(2,273)	(2,616)
Mark to market gains (losses)	2,870	(822)
(Loss) gain on asset sales	(31)	4,167
Gain on disposal of business	73,950	—
Cyber-related incident	—	(4,750)
Goodwill impairment	(36,684)	—
Other items	1,800	(673)
Items in equity method earnings:
Dole's share of depreciation	(1,980)	(1,761)
Dole's share of amortization	(553)	(611)
Dole's share of income tax expense	(567)	(484)
Dole's share of interest expense	(950)	(1,309)
Dole's share of other items	3	470
Income from continuing operations	71,487	34,989
Loss from discontinued operations, net of income taxes	(6,051)	(14,506)
Net income	$65,436	$20,483